Capital Surplus - Schedule of Capital Surplus (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Capital Surplus [Line Items]
Balance at beginning	$ 105,605,811	$ 6,487,913	$ 6,162,157
Issuance of ordinary shares		600,952
Preferred shares conversion		26,907,495
Acquisition of subsidiaries	3,184,536	70,619,903
Changes in non-controlling interests		708,719
From share of changes in equities of subsidiaries			88,455
Share-based payments	235,258	280,829	237,301
Employee stock options exercised
Employee stock options forfeited
Restricted stocks	147,816
Issuance of ordinary shares, net of issuance costs (Note 1)	45,060,227
Reverse share split as part of the recapitalization	19,489
Commitment shares (Note 2)	450,000
Balance at ending	154,703,137	105,605,811	6,487,913
Share premium [Member]
Schedule of Capital Surplus [Line Items]
Balance at beginning	104,351,984	5,998,682	5,998,682
Issuance of ordinary shares		600,952
Preferred shares conversion		26,907,495
Acquisition of subsidiaries	3,184,536	70,619,903
Changes in non-controlling interests
From share of changes in equities of subsidiaries
Share-based payments	22,884	162,029
Employee stock options exercised	6,091	62,923
Employee stock options forfeited
Restricted stocks
Issuance of ordinary shares, net of issuance costs (Note 1)	45,060,227
Reverse share split as part of the recapitalization	19,489
Commitment shares (Note 2)	450,000
Balance at ending	153,095,211	104,351,984	5,998,682
Employee stock options [Member]
Schedule of Capital Surplus [Line Items]
Balance at beginning	401,001	346,606	109,305
Issuance of ordinary shares
Preferred shares conversion
Acquisition of subsidiaries
Changes in non-controlling interests
From share of changes in equities of subsidiaries
Share-based payments	212,374	118,800	237,301
Employee stock options exercised	(6,091)	(62,923)
Employee stock options forfeited	(16,942)	(1,482)
Restricted stocks
Issuance of ordinary shares, net of issuance costs (Note 1)
Reverse share split as part of the recapitalization
Commitment shares (Note 2)
Balance at ending	590,342	401,001	346,606
Employee stock options-expired [Member]
Schedule of Capital Surplus [Line Items]
Balance at beginning	8,479	6,997	6,997
Issuance of ordinary shares
Preferred shares conversion
Acquisition of subsidiaries
Changes in non-controlling interests
From share of changes in equities of subsidiaries
Share-based payments
Employee stock options exercised
Employee stock options forfeited	16,942	1,482
Restricted stocks
Issuance of ordinary shares, net of issuance costs (Note 1)
Reverse share split as part of the recapitalization
Commitment shares (Note 2)
Balance at ending	25,421	8,479	6,997
Changes in ownership interest in subsidiaries [Member]
Schedule of Capital Surplus [Line Items]
Balance at beginning	844,347	135,628	47,173
Issuance of ordinary shares
Preferred shares conversion
Acquisition of subsidiaries
Changes in non-controlling interests		708,719
From share of changes in equities of subsidiaries			88,455
Share-based payments
Employee stock options exercised
Employee stock options forfeited
Restricted stocks
Issuance of ordinary shares, net of issuance costs (Note 1)
Reverse share split as part of the recapitalization
Commitment shares (Note 2)
Balance at ending	844,347	844,347	$ 135,628
Restricted stocks [Member]
Schedule of Capital Surplus [Line Items]
Balance at beginning
Acquisition of subsidiaries
Share-based payments
Employee stock options exercised
Employee stock options forfeited
Restricted stocks	147,816
Issuance of ordinary shares, net of issuance costs (Note 1)
Reverse share split as part of the recapitalization
Commitment shares (Note 2)
Balance at ending	$ 147,816